iShares®

iShares Trust

Supplement dated April 17, 2006

to the Prospectus dated August 1, 2005 (as revised March 8, 2006 and supplemented March 24, 2006)

for the iShares S&P Index Funds and iShares Russell Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares S&P Index Funds and iShares Russell Index Funds.

Effective May 1, 2006, the management fee rate for certain of the iShares S&P Index Funds will be reduced. Therefore, the information related to the level of management fees found under the heading “Fees & Expenses” for each Fund is amended and updated with the following information:

Name of Fund	Current Management Fee Rate	New Management Fee Rate	Total Annual Fund Operating Expenses
iShares S&P Global Energy Sector Index Fund	0.65%	0.48%	0.48%
iShares S&P Global Financials Sector Index Fund	0.65%	0.48%	0.48%
iShares S&P Global Healthcare Sector Index Fund	0.65%	0.48%	0.48%
iShares S&P Global Technology Sector Index Fund	0.65%	0.48%	0.48%
iShares S&P Global Telecommunications Sector Index Fund	0.65%	0.48%	0.48%

As a result of the reduction in the management fee rate, the information found under the heading “Example” for each Fund is amended and replaced with the following information:

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

Name of Fund	1 Year	3 Years	5 Years	10 Years
iShares S&P Global Energy Sector Index Fund	$49	$154	$269	$604
iShares S&P Global Financials Sector Index Fund	$49	$154	$269	$604
iShares S&P Global Healthcare Sector Index Fund	$49	$154	$269	$604
iShares S&P Global Technology Sector Index Fund	$49	$154	$269	$604
iShares S&P Global Telecommunications Sector Index Fund	$49	$154	$269	$604

The information reflected in the table below also amends the approximate creation unit value and the creation and redemption transaction fee information contained under the heading “Creation Transaction Fees and Redemption Transaction Fees,” which is contained within the description of certain of the iShares S&P Index Funds. As a result of the reduction in the management fee rate for certain of the iShares S&P Index Funds, the information reflected in the following table amends the estimated total costs shown under the heading “Creation Transaction Fees and Redemption Transaction Fees,” for each Fund that will change:

Name of Fund	Approximate Value of a Creation Unit	Total Costs if Redeemed After One Year*	Total Costs if Redeemed After Three Years*	Total Costs if Redeemed After Five Years*	Total Costs if Redeemed After Ten Years*
iShares S&P Global Energy Sector Index Fund	$4,030,500	$20,981	$63,265	$109,458	$244,495
iShares S&P Global Financials Sector Index Fund	$3,193,000	$24,052	$57,511	$94,063	$200,916
iShares S&P Global Healthcare Sector Index Fund	$2,526,000	$13,795	$40,292	$69,239	$153,859
iShares S&P Global Technology Sector Index Fund	$2,449,500	$14,816	$40,503	$68,565	$150,598
iShares S&P Global Telecommunications Sector Index Fund	$2,456,000	$13,851	$39,611	$67,753	$150,021

*	The total cost information assumes an investment in a Creation Unit, a 5% return each year, and assumes that each Fund’s operating expenses remain the same.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-023-04176

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated April 17, 2006

to the Prospectus dated August 24, 2005 (as revised March 8, 2006 and supplemented March 24, 2006)

for the iShares Dow Jones Index Funds, iShares KLD Select SocialSM Index Fund and iShares Cohen & Steers Realty Majors Index Fund

        The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares Dow Jones Index Funds, iShares KLD Select SocialSM Index Fund and iShares Cohen & Steers Realty Majors Index Fund.

Effective May 1, 2006, the management fee rate for certain of the iShares Dow Jones Index Funds will be reduced. Therefore, the information related to the level of management fees found under the heading “Fees & Expenses” for each Fund is amended and updated with the following information:

Name of Fund	Current Management Fee Rate	New Management Fee Rate	Total Annual Fund Operating Expenses
iShares Dow Jones U.S. Basic Materials Sector Index Fund	0.60%	0.48%	0.48%

iShares Dow Jones U.S. Consumer Services Sector Index Fund	0.60%	0.48%	0.48%

iShares Dow Jones U.S. Consumer Goods Sector Index Fund	0.60%	0.48%	0.48%

iShares Dow Jones U.S. Energy Sector Index Fund	0.60%	0.48%	0.48%

iShares Dow Jones U.S. Financial Sector Index Fund	0.60%	0.48%	0.48%

iShares Dow Jones U.S. Healthcare Sector Index Fund	0.60%	0.48%	0.48%

iShares Dow Jones U.S. Industrial Sector Index Fund	0.60%	0.48%	0.48%

iShares Dow Jones U.S. Technology Sector Index Fund	0.60%	0.48%	0.48%

iShares Dow Jones U.S. Telecommunications Sector Index Fund	0.60%	0.48%	0.48%

iShares Dow Jones U.S. Utilities Sector Index Fund	0.60%	0.48%	0.48%

iShares Dow Jones U.S. Financial Services Index Fund	0.60%	0.48%	0.48%

iShares Dow Jones U.S. Real Estate Index Fund	0.60%	0.48%	0.48%

iShares Dow Jones U.S. Transportation Average Index Fund	0.60%	0.48%	0.48%

As a result of the reduction in the management fee rate, the information found under the heading “Example” for each Fund is amended and replaced with the following information:

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

Name of Fund	1 Year	3 Years	5 Years	10 Years
iShares Dow Jones U.S. Basic Materials Sector Index Fund	$49	$154	$269	$604

iShares Dow Jones U.S. Consumer Services Sector Index Fund	$49	$154	$269	$604

iShares Dow Jones U.S. Consumer Goods Sector Index Fund	$49	$154	$269	$604

iShares Dow Jones U.S. Energy Sector Index Fund	$49	$154	$269	$604

iShares Dow Jones U.S. Financial Sector Index Fund	$49	$154	$269	$604

iShares Dow Jones U.S. Healthcare Sector Index Fund	$49	$154	$269	$604

iShares Dow Jones U.S. Industrial Sector Index Fund	$49	$154	$269	$604

iShares Dow Jones U.S. Technology Sector Index Fund	$49	$154	$269	$604

iShares Dow Jones U.S. Telecommunications Sector Index Fund	$49	$154	$269	$604

iShares Dow Jones U.S. Utilities Sector Index Fund	$49	$154	$269	$604

iShares Dow Jones U.S. Financial Services Index Fund	$49	$154	$269	$604

iShares Dow Jones U.S. Real Estate Index Fund	$49	$154	$269	$604

iShares Dow Jones U.S. Transportation Average Index Fund	$49	$154	$269	$604

The information reflected in the table below also amends the approximate creation unit value and the creation and redemption transaction fee information contained under the heading “Creation Transaction Fees and Redemption Transaction Fees,” which is contained within the description of certain of the iShares Dow Jones Index Funds. As a result of the reduction in the management fee rate for certain of the iShares Dow Jones Index Funds, the information reflected in the following table amends the estimated total costs shown under the heading “Creation Transaction Fees and Redemption Transaction Fees,” for each Fund that will change :

Name of Fund	Approximate Value of a Creation Unit	Total Costs if Redeemed After One Year*	Total Costs if Redeemed After Three Years*	Total Costs if Redeemed After Five Years*	Total Costs if Redeemed After Ten Years*
iShares Dow Jones U.S. Basic Materials Sector Index Fund	$2,350,000	$12,532	$37,185	$64,116	$142,845
iShares Dow Jones U.S. Consumer Services Sector Index Fund	$2,946,000	$15,458	$46,364	$80,127	$178,827
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	$2,655,000	$14,030	$41,882	$72,309	$161,259
iShares Dow Jones U.S. Energy Sector Index Fund	$3,627,500	$18,803	$56,860	$98,434	$219,971
iShares Dow Jones U.S. Financial Sector Index Fund	$4,677,500	$23,957	$73,031	$126,641	$283,363
iShares Dow Jones U.S. Healthcare Sector Index Fund	$3,065,000	$16,042	$48,197	$83,324	$186,012
iShares Dow Jones U.S. Industrial Sector Index Fund	$2,736,000	$14,427	$43,130	$74,485	$166,149
iShares Dow Jones U.S. Technology Sector Index Fund	$2,337,500	$12,471	$36,992	$63,780	$142,091
iShares Dow Jones U.S. Telecommunications Sector Index Fund	$1,157,500	$6,180	$18,323	$31,588	$70,366
iShares Dow Jones U.S. Utilities Sector Index Fund	$3,692,500	$19,122	$57,861	$100,180	$223,896
iShares Dow Jones U.S. Financial Services Index Fund	$5,345,000	$27,233	$83,311	$144,573	$323,661
iShares Dow Jones U.S. Real Estate Index Fund	$6,153,500	$31,202	$95,763	$166,292	$372,473
iShares Dow Jones Transportation Average Index Fund	$3,238,500	$16,295	$50,273	$87,392	$195,905

*	The total cost information assumes an investment in a Creation Unit, a 5% return each year, and assumes that each Fund’s operating expenses remain the same.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-020-04176

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated April 17, 2006

to the Prospectus dated December 1, 2005 (as supplemented March 8, 2006 and March 24, 2006)

for the iShares Goldman Sachs Index Funds and iShares MSCI EAFE Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares Goldman Sachs Index Funds and iShares MSCI EAFE Index Funds.

Effective May 1, 2006, the management fee rate for the iShares Goldman Sachs Index Funds will be reduced. Therefore, the information related to the level of management fees found under the heading “Fees & Expenses” for each Fund is amended and updated with the following information:

Name of Fund	Current Management Fee Rate	New Management Fee Rate	Total Annual Fund Operating Expenses
iShares Goldman Sachs Technology Index Fund	0.50%	0.48%	0.48%
iShares Goldman Sachs Networking Index Fund	0.50%	0.48%	0.48%
iShares Goldman Sachs Semiconductor Index Fund	0.50%	0.48%	0.48%
iShares Goldman Sachs Software Index Fund	0.50%	0.48%	0.48%
iShares Goldman Sachs Natural Resources Index Fund	0.50%	0.48%	0.48%

As a result of the reduction in the management fee rate, the information found under the heading “Example” for each Fund is amended and replaced with the following information:

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

Name of Fund	1 Year	3 Years	5 Years	10 Years
iShares Goldman Sachs Technology Index Fund	$49	$154	$269	$604
iShares Goldman Sachs Networking Index Fund	$49	$154	$269	$604
iShares Goldman Sachs Semiconductor Index Fund	$49	$154	$269	$604
iShares Goldman Sachs Software Index Fund	$49	$154	$269	$604
iShares Goldman Sachs Natural Resources Index Fund	$49	$154	$269	$604

The information reflected in the table below also amends the approximate creation unit value and the creation and redemption transaction fee information contained under the heading “Creation Transaction Fees and Redemption Transaction Fees,” which is contained within the description of certain of the iShares Goldman Sachs Index Funds. As a result of the reduction in the management fee rate for certain of the iShares Goldman Sachs Index Funds, the information reflected in the following table amends the estimated total costs shown under the heading “Creation Transaction Fees and Redemption Transaction Fees,” for each Fund that will change:

Name of Fund	Approximate Value of a Creation Unit	Total Costs if Redeemed After One Year*	Total Costs if Redeemed After Three Years*	Total Costs if Redeemed After Five Years*	Total Costs if Redeemed After Ten Years*
iShares Goldman Sachs Technology Index Fund	$2,305,500	$12,314	$36,499	$62,921	$140,159
iShares Goldman Sachs Networking Index Fund	$1,565,000	$8,081	$24,500	$42,436	$94,871
iShares Goldman Sachs Semiconductor Index Fund	$2,969,500	$15,075	$46,230	$80,265	$179,761
iShares Goldman Sachs Software Index Fund	$2,054,500	$10,583	$32,138	$55,685	$124,520
iShares Goldman Sachs Natural Resources Index Fund	$4,564,500	$23,402	$71,290	$123,605	$276,540

*	The total cost information assumes an investment in a Creation Unit, a 5% return each year, and assumes that each Fund’s operating expenses remain the same.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-021-04176

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated April 17, 2006

to the Prospectus dated August 1, 2005

(as revised August 24, 2005 and supplemented December 7, 2005 and March 8, 2006)

for the iShares Nasdaq Biotechnology Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares Nasdaq Biotechnology Index Fund.

Effective May 1, 2006, the management fee rate for the iShares Nasdaq Biotechnology Index Fund will be reduced. Therefore, the information related to the level of management fees found under the heading “Fees & Expenses” on page 6 of the Prospectus is amended and updated with the following information:

Name of Fund	Current Management Fee Rate	New Management Fee Rate	Total Annual Fund Operating Expenses
iShares Nasdaq Biotechnology Index Fund	0.50%	0.48%	0.48%

As a result of the reduction in the management fee rate, the information found under the heading “Example” on page 6 of the Prospectus is amended and replaced with the following information:

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

Name of Fund	1 Year	3 Years	5 Years	10 Years
iShares Nasdaq Biotechnology Index Fund	$49	$154	$269	$604

The information reflected in the table below also amends the approximate creation unit value and the creation and redemption transaction fee information contained under the heading “Creation Transaction Fees and Redemption Transaction Fees,” which is contained within the description of the iShares Nasdaq Biotechnology Index Fund. As a result of the reduction in the management fee rate for the iShares Nasdaq Biotechnology Index Fund, the information reflected in the following table amends the estimated total costs shown under the heading “Creation Transaction Fees and Redemption Transaction Fees,” for each Fund that will change:

Name of Fund	Approximate Value of a Creation Unit	Total Costs if Redeemed After One Year*	Total Costs if Redeemed After Three Years*	Total Costs if Redeemed After Five Years*	Total Costs if Redeemed After Ten Years*
iShares Nasdaq Biotechnology Index Fund	$3,329,000	$17,039	$51,965	$90,120	$201,659

*	The total cost information assumes an investment in a Creation Unit, a 5% return each year, and assumes that each Fund’s operating expenses remain the same.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-022-04176

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated April 17, 2006 to

the Statement of Additional Information (“SAI”) dated December 1, 2005 (as revised March 24, 2006)

for the iShares S&P Index Funds, iShares Nasdaq Biotechnology Index Fund, iShares Dow Jones

Index Funds, iShares Morningstar Index Funds, iShares NYSE Index Funds, iShares FTSE/Xinhua

China 25 Index Fund, iShares KLD Select SocialSM Index Fund, iShares Cohen & Steers Realty

Majors Index Fund, iShares MSCI EAFE Index Funds, iShares Goldman Sachs Index Funds and iShares Russell Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the iShares S&P Index Funds, iShares Nasdaq Biotechnology Index Fund, iShares Dow Jones Index Funds, iShares Morningstar Index Funds, iShares NYSE Index Funds, iShares FTSE/Xinhua China 25 Index Fund, iShares KLD Select SocialSM Index Fund, iShares Cohen & Steers Realty Majors Index Fund, iShares MSCI EAFE Index Funds, iShares Goldman Sachs Index Funds and iShares Russell Index Funds.

Effective May 1, 2006, the management fee rate for certain of the iShares S&P Index Funds, iShares Dow Jones Index Funds, iShares Goldman Sachs Index Funds and the iShares Nasdaq Biotechnology Index Fund will be reduced. Therefore, the information relating to the management fee rate found in the table under the heading “Investment Adviser” beginning on page 59 for each applicable Fund is amended and replaced with the following information:

Fund	Current Management Fee	New Management Fee
iShares Dow Jones U.S. Basic Materials Sector Index Fund	0.60%	0.48%
iShares Dow Jones U.S. Consumer Goods Sector Index Fund[2]	0.60%	0.48%
iShares Dow Jones U.S. Consumer Services Sector Index Fund[1]	0.60%	0.48%
iShares Dow Jones U.S. Energy Sector Index Fund	0.60%	0.48%
iShares Dow Jones U.S. Financial Sector Index Fund	0.60%	0.48%
iShares Dow Jones U.S. Financial Services Index Fund	0.60%	0.48%
iShares Dow Jones U.S. Healthcare Sector Index Fund	0.60%	0.48%
iShares Dow Jones U.S. Industrial Sector Index Fund	0.60%	0.48%
iShares Dow Jones U.S. Real Estate Index Fund	0.60%	0.48%
iShares Dow Jones U.S. Technology Sector Index Fund	0.60%	0.48%
iShares Dow Jones U.S. Telecommunications Sector Index Fund	0.60%	0.48%
iShares Dow Jones U.S. Transportation Average Index Fund	0.60%	0.48%
iShares Dow Jones U.S. Utilities Sector Index Fund	0.60%	0.48%
iShares Goldman Sachs Natural Resources Index Fund	0.50%	0.48%

Fund	Current Management Fee	New Management Fee
iShares Goldman Sachs Networking Index Fund	0.50%	0.48%
iShares Goldman Sachs Semiconductor Index Fund	0.50%	0.48%
iShares Goldman Sachs Software Index Fund	0.50%	0.48%
iShares Goldman Sachs Technology Index Fund	0.50%	0.48%
iShares Nasdaq Biotechnology Index Fund	0.50%	0.48%
iShares S&P Global Energy Sector Index Fund	0.65%	0.48%
iShares S&P Global Financials Sector Index Fund	0.65%	0.48%
iShares S&P Global Healthcare Sector Index Fund	0.65%	0.48%
iShares S&P Global Technology Sector Index Fund	0.65%	0.48%
iShares S&P Global Telecommunications Sector Index Fund	0.65%	0.48%

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE